DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED - Digital Assets Borrowed (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Securities Borrowed, Allowance for Credit Loss [Line Items]
Digital assets borrowed	$ 1,760,455	$ 1,497,609	$ 398,277
Digital assets borrowed, non-current	6,603	0
Digital assets borrowed	$ 1,767,058	$ 1,497,609	$ 398,277
Bitcoin and Tether
Securities Borrowed, Allowance for Credit Loss [Line Items]
Digital assets borrowed, percentage	78.00%	87.00%
Bitcoin, Ether, DAI, and SOL
Securities Borrowed, Allowance for Credit Loss [Line Items]
Digital assets borrowed, percentage		87.00%	84.00%